Asset Retirement Obligation (Details Narrative)	12 Months Ended
Aug. 31, 2019 CAD ($)
Disclosure Asset Retirement Obligation Details Narrative Abstract
Future retirement costs	$ 522,000
Risk free interest rate, retirement obligations	1.58%
Annual inflation assumption	1.50%